Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Registrant Name	Xcel Energy Inc.
Entity Central Index Key	0000072903
Document Information [Line Items]
Document Type	11-K
NCE ESSOP
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
EBP, Plan Name	New Century Energies, Inc.Employees’ Savings and Stock Ownership Plan forBargaining Unit Employees and Former Non-Bargaining Unit Employee
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025
Document Type	11-K
EBP, Plan Name	New Century Energies, Inc.Employees’ Savings and Stock Ownership Plan forBargaining Unit Employees and Former Non-Bargaining Unit Employee
NCE EIP
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
EBP, Plan Name	New Century Energies, Inc.Employee Investment Plan for Bargaining Unit Employees andFormer Non-Bargaining Unit Employees
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025
Document Type	11-K
EBP, Plan Name	New Century Energies, Inc.Employee Investment Plan for Bargaining Unit Employees andFormer Non-Bargaining Unit Employees